LOANS, NET, Movement in Allowance for Loan loss for Direct and Indirect Loans (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		S/ 8,530,986
Ending balance		8,645,945		S/ 8,530,986
Credit loss provision for direct credits		8,277,900		7,872,400
Credit loss provision for indirect credits		368,000		658,600
Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,271,717		1,436,345
Transfer to stage 2		(718,020)		(763,078)
Transfer to stage 3		(32,998)		(40,197)
Transfer from stage 2		566,150		563,308
Transfer from stage 3		140,497		129,777
New loans, liquidation and write-offs, net		514,550		909,070
Changes in PD, LGD and EAD	[1]	(498,951)		(936,793)
Transfers between classes of loans		0		0
Sale of loan portfolio		0		0
Exchange differences and others		(3,496)		(26,715)
Ending balance		1,239,449		1,271,717
Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,600,576		2,013,187
Transfer to stage 1		(566,150)		(563,308)
Transfer to stage 3		(1,169,348)		(835,154)
Transfer from stage 1		718,020		763,078
Transfer from stage 3		220,611		172,089
New loans, liquidation and write-offs, net		(626,824)		(747,339)
Changes in PD, LGD and EAD	[1]	1,210,556		808,494
Transfers between classes of loans		0		0
Sale of loan portfolio		0		0
Exchange differences and others		(215)		(10,471)
Ending balance		1,387,226		1,600,576
Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		5,658,693		5,621,479
Transfer to stage 1		(140,497)		(129,777)
Transfer to stage 2		(220,611)		(172,089)
Transfer from stage 1		32,998		40,197
Transfer from stage 2		1,169,348		835,154
New loans, liquidation and write-offs, net		(4,166,280)		(3,278,825)
Changes in PD, LGD and EAD	[1]	4,062,830		2,828,690
Transfers between classes of loans		0		0
Sale of loan portfolio		(343,646)		(10,340)
Exchange differences and others		(33,565)		(75,796)
Ending balance		6,019,270		5,658,693
Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		8,530,986	[2]	9,071,011
New loans, liquidation and write-offs, net		(817,292)		(541,836)
Changes in PD, LGD and EAD	[1]	4,774,435		2,700,391
Write off and forgiven loan portfolio		(3,461,262)		(2,575,258)
Transfers between classes of loans		0		0
Sale of loan portfolio		(343,646)		(10,340)
Exchange differences and others		(37,276)		(112,982)
Ending balance	[2]	8,645,945		8,530,986
Commercial Loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		571,899		607,880
Transfer to stage 2		(139,043)		(167,527)
Transfer to stage 3		(9,218)		(16,135)
Transfer from stage 2		218,944		168,102
Transfer from stage 3		33,333		41,729
New loans, liquidation and write-offs, net		23,792		86,676
Changes in PD, LGD and EAD	[1]	(162,840)		(120,997)
Transfers between classes of loans		20,026		(12,101)
Sale of loan portfolio		0		0
Exchange differences and others		(4,761)		(15,728)
Ending balance		552,132		571,899
Commercial Loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		493,257		652,781
Transfer to stage 1		(218,944)		(168,102)
Transfer to stage 3		(196,971)		(225,459)
Transfer from stage 1		139,043		167,527
Transfer from stage 3		39,898		61,995
New loans, liquidation and write-offs, net		(119,049)		(218,631)
Changes in PD, LGD and EAD	[1]	208,014		167,455
Transfers between classes of loans		52,764		58,569
Sale of loan portfolio		0		0
Exchange differences and others		1,524		(2,878)
Ending balance		399,536		493,257
Commercial Loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		2,846,887		2,730,792
Transfer to stage 1		(33,333)		(41,729)
Transfer to stage 2		(39,898)		(61,995)
Transfer from stage 1		9,218		16,135
Transfer from stage 2		196,971		225,459
New loans, liquidation and write-offs, net		(632,292)		(734,370)
Changes in PD, LGD and EAD	[1]	630,339		814,163
Transfers between classes of loans		(48,356)		(51,601)
Sale of loan portfolio		(269,312)		(7,590)
Exchange differences and others		(28,670)		(42,377)
Ending balance		2,631,554		2,846,887
Commercial Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		3,912,043	[2]	3,991,453
New loans, liquidation and write-offs, net		(343,283)		(445,006)
Changes in PD, LGD and EAD	[1]	675,513		860,621
Write off and forgiven loan portfolio		(384,266)		(421,319)
Transfers between classes of loans		24,434		(5,133)
Sale of loan portfolio		(269,312)		(7,590)
Exchange differences and others		(31,907)		(60,983)
Ending balance	[2]	3,583,222		3,912,043
Residential Mortgage Loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		83,536		76,706
Transfer to stage 2		(16,389)		(27,467)
Transfer to stage 3		(705)		(778)
Transfer from stage 2		36,384		52,161
Transfer from stage 3		36,223		15,910
New loans, liquidation and write-offs, net		9,628		10,256
Changes in PD, LGD and EAD	[1]	(94,942)		(43,766)
Transfers between classes of loans		0		2,274
Sale of loan portfolio		0		0
Exchange differences and others		367		(1,760)
Ending balance		54,102		83,536
Residential Mortgage Loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		126,832		97,388
Transfer to stage 1		(36,384)		(52,161)
Transfer to stage 3		(41,369)		(21,869)
Transfer from stage 1		16,389		27,467
Transfer from stage 3		58,782		13,888
New loans, liquidation and write-offs, net		(11,555)		(11,992)
Changes in PD, LGD and EAD	[1]	9,120		76,064
Transfers between classes of loans		0		75
Sale of loan portfolio		0		0
Exchange differences and others		(557)		(2,028)
Ending balance		121,258		126,832
Residential Mortgage Loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		757,780		800,639
Transfer to stage 1		(36,223)		(15,910)
Transfer to stage 2		(58,782)		(13,888)
Transfer from stage 1		705		778
Transfer from stage 2		41,369		21,869
New loans, liquidation and write-offs, net		(149,583)		(163,673)
Changes in PD, LGD and EAD	[1]	276,611		143,014
Transfers between classes of loans		0		0
Sale of loan portfolio		(40,223)		(1,671)
Exchange differences and others		(6,393)		(13,378)
Ending balance		785,261		757,780
Residential Mortgage Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		968,148	[2]	974,733
New loans, liquidation and write-offs, net		(123,332)		(131,449)
Changes in PD, LGD and EAD	[1]	190,789		175,312
Write off and forgiven loan portfolio		(28,178)		(33,960)
Transfers between classes of loans		0		2,349
Sale of loan portfolio		(40,223)		(1,671)
Exchange differences and others		(6,583)		(17,166)
Ending balance	[2]	960,621		968,148
Micro-Business Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,113,145
Ending balance		1,288,068		1,113,145
Micro-Business Loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		315,960		434,162
Transfer to stage 2		(305,106)		(372,672)
Transfer to stage 3		(7,484)		(14,219)
Transfer from stage 2		137,210		152,072
Transfer from stage 3		9,520		17,632
New loans, liquidation and write-offs, net		420,469		471,157
Changes in PD, LGD and EAD	[1]	(205,832)		(352,379)
Transfers between classes of loans		(20,026)		(14,695)
Sale of loan portfolio		0		0
Exchange differences and others		3,413		(5,098)
Ending balance		348,124		315,960
Micro-Business Loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		540,913		625,255
Transfer to stage 1		(137,210)		(152,072)
Transfer to stage 3		(354,473)		(274,896)
Transfer from stage 1		305,106		372,672
Transfer from stage 3		64,946		34,163
New loans, liquidation and write-offs, net		(351,848)		(384,376)
Changes in PD, LGD and EAD	[1]	411,980		381,863
Transfers between classes of loans		(52,764)		(56,841)
Sale of loan portfolio		0		0
Exchange differences and others		4,632		(4,855)
Ending balance		431,282		540,913
Micro-Business Loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,113,154		1,148,632
Transfer to stage 1		(9,520)		(17,632)
Transfer to stage 2		(64,946)		(34,163)
Transfer from stage 1		7,484		14,219
Transfer from stage 2		354,473		274,896
New loans, liquidation and write-offs, net		(1,779,826)		(1,351,918)
Changes in PD, LGD and EAD	[1]	1,635,614		1,048,630
Transfers between classes of loans		48,356		46,447
Sale of loan portfolio		(17,486)		(830)
Exchange differences and others		779		(15,127)
Ending balance		1,288,082		1,113,154
Micro-Business Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,970,027	[2]	2,208,049
New loans, liquidation and write-offs, net		(148,153)		(100,459)
Changes in PD, LGD and EAD	[1]	1,841,762		1,078,114
Write off and forgiven loan portfolio		(1,563,052)		(1,164,678)
Transfers between classes of loans		(24,434)		(25,089)
Sale of loan portfolio		(17,486)		(830)
Exchange differences and others		8,824		(25,080)
Ending balance	[2]	2,067,488		1,970,027
Consumer Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		940,872
Ending balance		1,314,373		940,872
Consumer Loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		300,322		317,597
Transfer to stage 2		(257,482)		(195,412)
Transfer to stage 3		(15,591)		(9,065)
Transfer from stage 2		173,612		190,973
Transfer from stage 3		61,421		54,506
New loans, liquidation and write-offs, net		60,661		340,981
Changes in PD, LGD and EAD	[1]	(35,337)		(419,651)
Transfers between classes of loans		0		24,522
Sale of loan portfolio		0		0
Exchange differences and others		(2,515)		(4,129)
Ending balance		285,091		300,322
Consumer Loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		439,574		637,763
Transfer to stage 1		(173,612)		(190,973)
Transfer to stage 3		(576,535)		(312,930)
Transfer from stage 1		257,482		195,412
Transfer from stage 3		56,985		62,043
New loans, liquidation and write-offs, net		(144,372)		(132,340)
Changes in PD, LGD and EAD	[1]	581,442		183,112
Transfers between classes of loans		0		(1,803)
Sale of loan portfolio		0		0
Exchange differences and others		(5,814)		(710)
Ending balance		435,150		439,574
Consumer Loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		940,872		941,416
Transfer to stage 1		(61,421)		(54,506)
Transfer to stage 2		(56,985)		(62,043)
Transfer from stage 1		15,591		9,065
Transfer from stage 2		576,535		312,930
New loans, liquidation and write-offs, net		(1,604,579)		(1,028,864)
Changes in PD, LGD and EAD	[1]	1,520,266		822,883
Transfers between classes of loans		0		5,154
Sale of loan portfolio		(16,625)		(249)
Exchange differences and others		719		(4,914)
Ending balance		1,314,373		940,872
Consumer Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,680,768	[2]	1,896,776
New loans, liquidation and write-offs, net		(202,524)		135,078
Changes in PD, LGD and EAD	[1]	2,066,371		586,344
Write off and forgiven loan portfolio		(1,485,766)		(955,301)
Transfers between classes of loans		0		27,873
Sale of loan portfolio		(16,625)		(249)
Exchange differences and others		(7,610)		(9,753)
Ending balance	[2]	S/ 2,034,614		S/ 1,680,768

[1]	(*)The movement includes the following effects: (i)calibrations to the PD, LGD and EAD models; (ii)updating of macroeconomic models and projections; (iii)increase or decrease in credit risk due to phase changes; (iv)increase or decrease in the credit risk inherent to the loans that remain in the same phase.
[2]	(**)The movement of the credit loss provision for the 2023 period includes the provision for direct and indirect credits and bank acceptances for approximately S/8,277.9 million and S/368.0 million, respectively (S/7,872.4 million and S/658.6 million , respectively, as of December 31, 2022). The expected loss for indirect credits is included in the “Other liabilities” caption of the consolidated statement of financial position, note 12(a).